Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Schedule of consolidated financial statements
Subsidiaries and VIEs	Place incorporated	Ownership percentage
CACM	New York, USA	100%
BVI-ACM	British Virgin Island	100%
China-ACMH	Beijing, China	100%
Xin Ao	Beijing, China	VIE

Schedule of carrying amount of the VIE's assets and liabilities

	June 30,	June 30,
	2019	2018

Current assets	$52,147,926	$50,219,221
Property, plants and equipment	1,659,520	2,748,409
Total assets	53,807,446	52,967,630

Liabilities	(52,161,353)	(43,372,069)
Intercompany payables*	(7,328,943)	(7,705,339)
Total liabilities	(59,490,296)	(51,077,408)
Net (deficit) assets	$(5,682,850)	$1,890,222

*	Payables to China-ACMH and BVI-ACM have been eliminated in consolidation.

Schedule of estimated useful lives of assets
Useful life
Transportation equipment	7-10 years
Plant and machinery	10 years
Office equipment	5 years
Buildings and improvements	3-20 years